Income Taxes (Details) - Schedule of income (loss) before provision for income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of income (loss) before provision for income taxes [Line Items]
Income loss before provisions for income taxes	$ 30,467	$ 32,367	$ (12,402)
UNITED STATES
Income Taxes (Details) - Schedule of income (loss) before provision for income taxes [Line Items]
Income loss before provisions for income taxes	17,018	24,616	(11,288)
International [Member]
Income Taxes (Details) - Schedule of income (loss) before provision for income taxes [Line Items]
Income loss before provisions for income taxes	$ 13,449	$ 7,751	$ (1,114)